UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Vice President/Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	November 8, 2012

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	98
Form 13F Information Table Value Total:	199,943

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              78387G103     2226    59038 SH       SOLE                                      59038
Abbott Laboratories            COM              002824100      596     8700 SH       SOLE                                       8700
Alleghany Corp                 COM              017175100      550     1594 SH       SOLE                                       1594
Altria Group Inc               COM              02209S103     3516   105306 SH       SOLE                                     105306
American Electric Power        COM              025537101      439    10000 SH       SOLE                                      10000
Aon PLC                        COM              037389103      608    11618 SH       SOLE                                      11618
Apple Inc                      COM              037833100     3769     5650 SH       SOLE                                       5650
Archer-Daniels-Midland Corp    COM              039483102      276    10172 SH       SOLE                                      10172
AvalonBay Communities, Inc REI COM              053484101      680     5000 SH       SOLE                                       5000
BP PLC Spons ADR               COM              055622104      536    12642 SH       SOLE                                      12642
Banco Santander SA ADR         COM              05964h105      479    64158 SH       SOLE                                      64158
Bank of America (New)          COM              060505104      857    96999 SH       SOLE                                      96999
Bank of Hawaii Corporation     COM              062540109      684    15000 SH       SOLE                                      15000
Baxter Int'l Inc               COM              071813109      326     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207     1765    20014 SH       SOLE                                      20014
Berkshire Hathaway Inc Cl A    COM              084670108     2521       19 SH       SOLE                                         19
Boeing Co                      COM              097023105      459     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      664     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     2796    82844 SH       SOLE                                      82844
Caterpillar Inc                COM              149123101     2624    30500 SH       SOLE                                      30500
Cheung Kong Holding            COM              166744201      434    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100    12634   108388 SH       SOLE                                     108388
Chubb Corp                     COM              171232101      305     4000 SH       SOLE                                       4000
Cisco Systems Inc              COM              17275R102      424    22200 SH       SOLE                                      22200
Coca Cola Enterprises          COM              191219104     1251    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     6821   179842 SH       SOLE                                     179842
CommonWealth REIT (frmly HRPT  COM              203233101     4429   304166 SH       SOLE                                     304166
ConocoPhillips                 COM              20825c104     1126    19700 SH       SOLE                                      19700
Corporate Office Property Trus COM              22002T108      218     9100 SH       SOLE                                       9100
Diageo PLC ADR                 COM              25243Q205     4406    39085 SH       SOLE                                      39085
Disney Walt Co                 COM              254687106      864    16520 SH       SOLE                                      16520
EOG Resources Inc              COM              26875P101      560     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      344     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107     2079    38790 SH       SOLE                                      38790
Expedia Inc (IAC/InterActiveCo COM              30212p105      292     5050 SH       SOLE                                       5050
Express Scripts Holding Co     COM              302182100     1532    24460 SH       SOLE                                      24460
Exxon Mobil Corporation        COM              30231G102    14909   163026 SH       SOLE                                     163026
Fidelity National Financial, I COM              31620r105      224    10458 SH       SOLE                                      10458
Ford Motor Cp DE NEW           COM              345370100      302    30585 SH       SOLE                                      30585
Freeport-McMoran Copper & Gold COM              35671d857     1848    46680 SH       SOLE                                      46680
General Electric               COM              369604103     5221   229910 SH       SOLE                                     229910
General Growth Properties - RE COM              370021107      974    49977 SH       SOLE                                      49977
General Mills Inc              COM              370334104      817    20500 SH       SOLE                                      20500
HSBC Holdings Plc Ltd ADR      COM              404280406      727    15650 SH       SOLE                                      15650
Heinz (H.J.)                   COM              423074103      448     8000 SH       SOLE                                       8000
Home Depot                     COM              437076102     1425    23600 SH       SOLE                                      23600
Home Properties Inc - REIT     COM              437306103      919    15000 SH       SOLE                                      15000
Howard Hughes Corp (The)(spino COM              44267d107      340     4787 SH       SOLE                                       4787
Hugoton Royalty Trust Texas    COM              444717102       86    13000 SH       SOLE                                      13000
IAC/InterActiveCorp            COM              44919p300      263     5050 SH       SOLE                                       5050
Intel Corp                     COM              458140100     1314    58000 SH       SOLE                                      58000
International Business Machine COM              459200101    11968    57692 SH       SOLE                                      57692
JPMorgan Chase & Co.           COM              46625H100     2248    55534 SH       SOLE                                      55534
Johnson & Johnson              COM              478160104     2695    39110 SH       SOLE                                      39110
Kimberly-Clark                 COM              494368103     1376    16040 SH       SOLE                                      16040
Kinder Morgan Energy Partners  COM              494550106     7248    87850 SH       SOLE                                      87850
Kinder Morgan Inc              COM              49456B101      355    10000 SH       SOLE                                      10000
Loews Corp                     COM              540424108     3430    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     4207    36131 SH       SOLE                                      36131
Macy's Inc. (formerly Federate COM              55616P104     4188   111314 SH       SOLE                                     111314
Merck & Co.                    COM              589331107     7322   162370 SH       SOLE                                     162370
Microsoft Corp                 COM              594918104      411    13800 SH       SOLE                                      13800
Mondelez Intl Inc (fmrly Kraft COM              609207105     1904    46053 SH       SOLE                                      46053
Nestle ADR                     COM              641069406      695    11000 SH       SOLE                                      11000
New York Community Bancorp, In COM              649445103     1338    94500 SH       SOLE                                      94500
News Corp Inc CL A             COM              65248E104     2128    86842 SH       SOLE                                      86842
Nike Inc., Cl B                COM              654106103      949    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      689    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     3100    43809 SH       SOLE                                      43809
Pfizer, Inc.                   COM              717081103     4255   171215 SH       SOLE                                     171215
Philip Morris International-Al COM              718172109    10811   120206 SH       SOLE                                     120206
Phillips 66                    COM              718546104      457     9850 SH       SOLE                                       9850
Procter & Gamble Co            COM              742718109     4755    68559 SH       SOLE                                      68559
Public Storage - REIT          COM              74460D109      652     4688 SH       SOLE                                       4688
Qualcomm                       COM              747525103     1406    22500 SH       SOLE                                      22500
Ralph Lauren Corp (fmly Polo R COM              731572103      454     3000 SH       SOLE                                       3000
Rio Tinto PLC Sponsored ADR    COM                             491    10500 SH       SOLE                                      10500
Roche Holdings Ltd ADR         COM              771195104     2118    45075 SH       SOLE                                      45075
Royal Dutch Shell PLC - ADR A  COM              780259206     6160    88750 SH       SOLE                                      88750
Singapore Airlines             COM              870794302      769    87911 SH       SOLE                                      87911
Swire Pacific Ltd Spons ADR Rp COM              870794302      488    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      313    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      815    25200 SH       SOLE                                      25200
Target Corp-frmly Dayton Hudso COM              87612E106     1950    30720 SH       SOLE                                      30720
Teva Pharmaceuticals ADR       COM              881624209      414    10000 SH       SOLE                                      10000
Texas Instruments Inc.         COM              882508104      276    10000 SH       SOLE                                      10000
Tiffany & Co                   COM              886547108      514     8300 SH       SOLE                                       8300
Total SA Spon ADR              COM              89151E109     3427    68395 SH       SOLE                                      68395
Travelers Companies, Inc       COM              89417e109      226     3311 SH       SOLE                                       3311
U.S. Bancorp (Formerly First B COM              902973106      507    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109     1127    14400 SH       SOLE                                      14400
Verizon                        COM              92343V104     1150    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103     1978    26800 SH       SOLE                                      26800
Yum Brands Inc (formerly Trico COM              895953107      467     7040 SH       SOLE                                       7040
Zimmer Holdings Inc            COM              98956P102      482     7122 SH       SOLE                                       7122
GE Capital Corp 6.625% Callabl                  369622527      535    20000 SH       SOLE                                      20000
MPG Office Tr 7.625% Callable                   559775200      225    10000 SH       SOLE                                      10000
GM Ser B 4.75% Convert until 1                  37045v209     2565    68800 SH       SOLE                                      68800